Share-based payments - Cash settled, Marikana (Details) R in Millions	12 Months Ended
	Dec. 31, 2021 ZAR (R) R / oz	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)
Share-based payments
Balance at the beginning of the year	R 1,628	R 1,425	R 226
Changes in fair value	(860)	(129)	(1,218)
Balance at end of the year	2,887	1,628	1,425
Current portion of cash-settled share-based payment obligations	(58)	(33)	(82)
Cash-settled share-based payment obligations	2,829	1,595	1,343
Share-based payment on BEE transaction
Share-based payments
Changes in fair value	R 404	0	0
Share-based payment on BEE transaction | Marikana
Share-based payments
Long-term PGM (4E) basket price | R / oz	23,957
Balance at the beginning of the year	R 0	0	0
Initial recognition of the Marikana B-BBEE cash-settled share-based payment obligation	404	0	0
Changes in fair value	189	0	0
Balance at end of the year	560	0	0
Cash-settled share-based payments made	(33)	0	0
Current portion of cash-settled share-based payment obligations	(29)	0	0
Cash-settled share-based payment obligations	R 531	R 0	R 0
Minimum | Share-based payment on BEE transaction | Marikana
Share-based payments
Life-of-mine	18 years
Maximum | Share-based payment on BEE transaction | Marikana
Share-based payments
Life-of-mine	50 years
South Africa | Share-based payment on BEE transaction | Marikana
Share-based payments
Real discount rate - South Africa	13.20%
Inflation rate - South Africa	6.00%